CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 26, 2020 $ / shares shares
Class A Common Stock
Common Stock, par value | $ / shares	$ 0.001
Common Stock, shares authorized	1,500,000,000
Common Stock, shares issued	161,267,412
Common Stock, shares outstanding	161,267,412
Class B Common Stock
Common Stock, par value | $ / shares	$ 0.001
Common Stock, shares authorized	300,000,000
Common Stock, shares issued	267,065,127
Common Stock, shares outstanding	267,065,127